LONG-TERM DEBT	12 Months Ended
Dec. 31, 2015
Long Term Debt [Abstract]
LONG-TERM DEBT
NOTE 24: LONG-TERM DEBT
Long-term debt (original maturities of more than one year) at December 31, comprised:

	2014
By remaining maturity	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in millions)

Senior Debt:
Fixed Rate	31	1,593	240	1,864
Variable Rate	-	372	36	408
Subordinated Debt:
Fixed Rate	19	-	7	26
Variable Rate	1	-	29	30
Other:
Fixed Rate	2	-	14	16
Variable Rate	2	-	39	41
Total	55	1,965	365	2,385

	2015
By remaining maturity	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in millions)
By remaining maturity
Senior Debt:
Fixed Rate	828	15	218	1,061
Variable Rate	98	282	33	413
Other:
Fixed Rate	1	2	9	12
Variable Rate	4	100	6	110
Total	931	399	266	1,596

(a)       Long-Term Senior debt

Long-term debt Senior Notes and the related rates and maturity dates at December 31, comprise:

2014
(EUR in millions)
Fixed, with a weighted average rate of 3.92%, maturing up until 2026 and denominated in EUR	1,849
Fixed, with a weighted average rate of 5.0%, maturing up until 2018 and denominated in BGN	15
Total	1,864
Variable, with a weighted average rate of 3.68%, maturing up until 2022 and denominated in EUR	408
Total	408

2015
(EUR in millions)
Fixed, with a weighted average rate of 3.63%, maturing up until 2026 and denominated in EUR	1,046
Fixed, with a weighted average rate of 5.0%, maturing up until 2018 and denominated in BGN	15
Total	1,061
Variable, with a weighted average rate of 3.46%, maturing up until 2022 and denominated in EUR	413
Total	413

Long-Term Senior fixed rate debt
The financial conditions of the major long-term senior fixed rate debt as of December 31, 2015, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Covered bonds
NBG	Fixed rate covered bonds- Third Series	October 7, 2009	October 2016	EUR	846(1)	4	Fixed coupon rate of 3.875%	Annually
Fixed rate notes
NBG	Fixed Rate Notes	December 20, 2012	December 2024	EUR	45(2)	-	Fixed interest rate of 2.535%	Quarterly
NBG	Fixed Rate Notes	August 5, 2013	August 2023	EUR	45(2)	-	Fixed interest rate of 2.519%	Quarterly
NBG	Fixed Rate Notes	December 23, 2013	December 2023	EUR	66(2)	-	Fixed interest rate of 2.68%	Semi-annually
NBG	Fixed Rate Notes	January 29, 2014	January 2026	EUR	63(2)	-	Fixed interest rate of 2.96%	Semi-annually
(1)	Includes fixed rate covered bonds issued by the Bank under the EUR 10 billion covered bonds program, which are described in Note 13 and the Group has elected the fair value option. During 2015, net gains of EUR 43 million (2014 loss: EUR 61 million) resulting from changes in the fair value of these notes were recorded in Net trading gain / (loss). Fair value gains of EUR 20 million were attributable to changes in instrument specific credit risk (2014: loss of EUR 76 million). Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2015 were EUR 826 million and EUR 849 million respectively (2014: EUR 872 million and EUR 852 million).
(2)	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.

Long-Term Senior variable rate debt
The financial conditions of the major long-term senior variable rate debt as of December 31, 2015, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Variable rate corporate bonds
NBG Pangaea Reic	Variable rate bond	August 20, 2014	July 2019	EUR	232	-	Euribor plus 4.85%.	Quarterly
Variable rate notes
NBG	Variable Rate Notes	September 1, 2009	September 2016	EUR	95(1)	-	Three-month Euribor plus 0.576%	Quarterly
NBG	Variable Rate Notes	December 29, 2014	December 2022	EUR	33(1)	-	Six-month Euribor plus 1.674%	Semi-annually
(1)	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.

(b) Long-Term Subordinated debt
Long-term Subordinated debt Senior Notes and the related rates and maturity dates at December 31, comprise:
2014
(EUR in millions)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	19
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	7
Total	26
Variable, with a weighted average rate of 2.85%, redeemable on July 2034 and denominated in EUR	8
Variable, with a weighted average rate of 1.86%, redeemable on Nov. 2035 and denominated in EUR	7
Variable, with a weighted average rate of 5.89%, redeemable on Feb. 2036 and denominated in EUR	10
Variable, with a weighted average rate of 2.86%, redeemable on Nov. 2035 and denominated in USD	5
Total	30

Certain debt instruments were issued by 100% owned “finance subsidiaries” of the Bank, NBG Funding Ltd (unconsolidated) and NBG Finance Plc (consolidated), NBG Finance (Sterling) Plc (consolidated) and NBG Finance (Dollar) Plc (consolidated) (the “finance subsidiaries”). The Bank had fully and unconditionally guaranteed all securities issued by these companies. There were no restrictions on the ability of these “finance subsidiaries” to transfer funds to the Bank in the form of cash dividends, loans and advances.

The proceeds of the instruments issued by NBG Funding Ltd were lent to NBG Finance Plc, NBG Finance (Sterling) Plc and NBG Finance (Dollar) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each of the instruments referred to above but with a 31 year maturity.

The Group does not consolidate NBG Funding Ltd as the Group is not deemed to be the primary beneficiary of the entity. Therefore, the Group did not have the obligation to absorb losses or the right to receive benefits as the only assets of NBG Funding Ltd were loans to and deposits with NBG.

Liability Management Exercise (“LME”) and mandatory conversion

The capital plan approved from SSM (see Note 36), among other actions, included offerings to eligible holders of debt instruments.

In this context, on December 1, 2015, the Bank announced the results of the LME offers which commenced on November 2, 2015 and expired on December 1, 2015 for the buy back of up to the total amount of the debt securities issued the finance subsidiaries, in consideration for subscription of new ordinary shares in the share capital increase, as approved on November 17, 2015 by the Extraordinary General Meeting of the Bank's shareholders.

Mandatory conversion

The remaining debt instruments that were not tendered in the LME offers, were included in the Burden Sharing Measures specified in the context of the provision of state aid to the Bank as descripted in Note 33 which provided the mandatory conversion into ordinary shares of the outstanding debt instruments, all subordinated liabilities and certain senior unsecured liabilities which are not mandatorily preferred by law. More specifically, as per Art 6a of Greek Law 3864/2010, the Act sets out, inter alia the terms under which: (a) the guarantees written by NBG to the holders of the certain debt instruments issued by NBG Funding Ltd were converted to NBGs' common shares, and (b) the total amounts of the notes (Eurobonds) issued by NBG and held by NBG Funding Ltd were written down in full due to the above capitalization of the Guarantees. Therefore, according to the Act the contingent liabilities assumed by NBG by providing subordinated guarantees to third parties in connection with the issuance of each of the certain debt instruments issued by NBG Funding Ltd were converted to new common shares of NBG. The value of the equity shareholding in NBG delivered to the holders of the certain debt instruments was equivalent to 30% of the par value they hold. As a result the value of the certain debt instruments on NBG's Statement of Financial Position has been reduced to nil.

The result of the LME Offer and the Burden Sharing Measures in respect of the Target Securities were as follows:

Issuer	Repurchase Price				Total Nominal Value that was not in the possession of the Bank after the settlement of the LME date and therefore subjected to the Burden Sharing Measures (1)
		Currency	Aggregate Outstanding Nominal	Total Nominal Value accepted for the repurchase according to the LME offer

		Amounts in million
Senior Unsecured Notes:
NBG Finance Plc	100%	EUR	701	667	34
Subordinated fixed rate notes:
NBG Finance Plc	75%	EUR	18	1	17
NBG Funding Ltd-Series A	30%	EUR	18	7	11
NBG Funding Ltd-Series Β	30%	EUR	19	6	13
NBG Funding Ltd-Series C	30%	USD	14	8	6
NBG Funding Ltd-Series D	30%	EUR	23	9	14
NBG Funding Ltd-Series Ε	30%	GBP	9	1	8
(1) Nominal amount or liquidation preference, as applicable, of the relevant securities outstanding, excluding (i) relevant securities previously purchased and held by the Bank or its subsidiaries prior to the launch of the relevant Offer; and (ii) relevant securities to be purchased by the Bank pursuant to the relevant Offer on the relevant securities Purchase Date.

On December 9, 2015 the Bank announced the mandatory conversion into ordinary shares, of the instruments not offered in the context of the LME Offer. The amount used for the share capital increase amounted to EUR 64 million by issuing 211,979,849 ordinary shares. The gain that resulted from the LME offer and Burden Sharing Measures amounted to EUR 16 million and was recognized in Net trading gain/loss (see Note 28).

(c)       Long-Term Other debt

       Variable rate borrowings of NBG Pangaea REIC subsidiaries amounted to EUR 106 million, all denominated in EUR.

Moreover, borrowings of Stopanska Banka amounted to EUR 14 million, denominated in Makedonian Dinar and Euro (of which fixed rate borrowings amounted to EUR 12 million and variable rate borrowings amounted to EUR 2 million) and variable rate borrowings of Vojvodjanska Banka amounted to EUR 2 million all denominated in Euro.